Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
New and amended standards adopted by the Group

2.1. New and amended standards adopted by the Group

(a) New standards and amendments applicable 1 January 2024

The Group has applied the following amendments for the first time for its annual reporting period commencing January 1, 2024. These amendments did not have any material impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

Amendments to IAS 1	Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants
Amendments to IFRS 16	Lease Liability in Sale and Leaseback
Amendments to IAS 7 and IFRS 7	Supplier Finance Arrangements

(b) New standards and interpretations not yet adopted

Certain new accounting standards and amendments to accounting standards that have been published that are not mandatory for December 31, 2024 reporting periods and have not been early adopted by the Group are as follows:

Amendments	Effective for annual periods beginning on or after
Amendments to IAS 21: Lack of Exchangeability*	January 1, 2025
Amendments to the IFRS 9 and IFRS 7: Amendments to the Classification and Measurement of Financial Instruments*	January 1, 2026
IFRS 18, Presentation and Disclosure in Financial Statements**	January 1, 2027
IFRS 19, Subsidiaries without Public Accountability: Disclosures*	January 1, 2027
*	These new standards and amendments are not expected to have a material impact on the Group’s consolidated financial statements.
**	Management is currently assessing the detailed implications of applying this new standard on the Group’s consolidated financial statements.

Subsidiaries

2.2. Subsidiaries

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

Inter-company transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated, unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statements of profit or loss and other comprehensive loss, consolidated statements of financial position, and consolidated statements of changes in equity, respectively.

Associates

2.3. Associates

Associates are entities over which the Group has significant influence but not control or joint control, generally where the Group holds between 20% and 50% of the voting rights.

Investments in associates are accounted for using the equity method of accounting. The investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates are recognized as a reduction in the carrying amount of the investment.

Where the Group’s share of losses in an associate equals or exceeds its interest in the entity, including any other unsecured long-term receivables, the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the associate.

Unrealized gains on transactions between the Group and its associates are eliminated to the extent of the Group’s interest in these entities. Unrealized losses are also eliminated, unless the transaction provide evidence of an impairment of the asset transferred. Accounting policies of equity-accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Group.

If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income is reclassified to profit or loss where appropriate.

Segment reporting

2.4. Segment reporting

The Group’s operations are managed as a single, integrated business, and the Chief Executive Officer (“CEO”), identified as the Group’s Chief Operating Decision Maker (“CODM”), reviews consolidated financial results when making decisions about allocating resources and assessing performance. The Group’s business activities are highly interrelated and hence it does not segregate its business by product, service line, geography, or other factors for internal reporting purposes. Accordingly, the Group has identified a single operating and reportable segment in accordance with the requirements of IFRS 8 Operating Segments.

Foreign currency translation

2.5. Foreign currency translation

(a) Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The functional currency of the Company is U.S. dollars (“USD”). The functional currency of the subsidiaries in the Group operating businesses in the PRC is Renminbi (“RMB”). The functional currency of the subsidiaries in the Group operating businesses outside of the PRC generally use their respective local currencies as their functional currencies. The Group presents its consolidated financial statements in RMB, unless otherwise stated.

(b) Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates, are generally recognized in profit or loss. Foreign exchange gains and losses are presented in the consolidated statements of profit or loss on a net basis within “other gains”.

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss, and translation differences on non-monetary assets such as equities classified as at fair value through other comprehensive income are recognized in other comprehensive income.

(c) Group companies

The results and financial position of foreign operations (none of which has the currency of a hyper-inflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position,
●	income and expenses for each statement of profit or loss and other comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions), and
●	all resulting exchange differences are recognized in other comprehensive income.

When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.

Goodwill

2.6. Goodwill

Goodwill represents the excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the Group’s interest in the fair value of the acquiree’s net identifiable assets at the acquisition date. Goodwill is not amortized but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired, and is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

Goodwill is allocated to cash-generating units (“CGUs”) for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose. The units or groups of units are identified at the lowest level at which goodwill is monitored for internal management purposes.

Property, plant and equipment

2.7. Property, plant and equipment

All property, plant and equipment is stated at historical cost less accumulated depreciation and accumulated impairment losses (if any). Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

Depreciation is calculated using the straight-line method to allocate the cost of the assets, net of their residual values, over their estimated useful lives, as follows:

–	Electronic equipment	5 years
–	Office equipment	3 years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Gains and losses on disposals are determined by comparing proceeds with carrying amount and included in profit or loss.

Intangible assets (other than goodwill)

2.8. Intangible assets (other than goodwill)

Acquired computer software is stated at historical cost less accumulated amortization and accumulated impairment losses (if any). Historical cost includes expenditure that is directly attributable to the acquisition of the items. Costs associated with maintaining software programs are expensed as incurred.

The Group amortizes intangible assets with a finite useful life, using the straight-line method, over the following period:

–	Computer software	5 years

Intangible assets acquired in a business combination are recognized separately from goodwill and are initially recognized at fair value at the acquisition date (which is regarded as their cost).

Subsequent to initial recognition, intangible assets acquired in a business combination with finite useful life are carried at cost less accumulated amortization and accumulated impairment losses (if any).

Research expenditure and development expenditure that do not meet the criteria for capitalization are expensed as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

Investments and other financial assets

2.9. Investments and other financial assets

(a) Classification

The Group classifies its financial assets in the following measurement categories:

●	those to be measured subsequently at fair value (either through other comprehensive income or through profit or loss), and
●	those to be measured at amortized cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will either be recorded in profit or loss or in other comprehensive income. For investments in equity instruments that are not held for trading, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to present subsequent changes in fair value in other comprehensive income.

(b) Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on trade date, the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

(c) Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial asset carried at FVTPL are expensed in profit or loss.

(i) Debt instruments

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. Assets that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortized cost. The Group classifies its debt instruments as financial assets at amortized cost and presented as “other financial assets” in the consolidated statements of financial position. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in “other gains” together with foreign exchange gains and losses. Impairment losses are presented as “Impairment losses, net” in the consolidated statements of profit or loss and other comprehensive loss.

(ii) Equity instrument

The Group subsequently measures all equity investments at fair value. Where management has elected to present fair value gains and losses on equity investments in other comprehensive income, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognized in profit or loss as “other gains” when the Group’s right to receive payments is established.

Changes in the fair value of financial assets at FVTPL are recognized in “fair value changes of financial instruments at fair value through profit or loss” in the consolidated statements of profit or loss and other comprehensive loss as applicable.

(d) Impairment

The Group assesses on a forward-looking basis the expected credit losses (“ECLs”) associated with its debt instruments carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

Inventories

2.10. Inventories

Work in progress and finished goods are stated at the lower of cost and net realizable value. Costs of purchased inventory are determined after deducting rebates and discounts. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Trade receivables and other receivables

2.11. Trade receivables and other receivables

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. They are generally due for settlement within one year (or in the normal operating cycle of the business if longer) and are therefore all classified as current.

Trade receivables and other receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, in which case they are recognized at fair value. The Group holds trade receivables and other receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method, less loss allowance.

For trade receivables, the Group applies the IFRS 9 simplified approach to measuring ECLs, which uses a lifetime expected loss allowance for trade receivables. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Impairment losses on other receivables are measured as either 12-month ECLs or lifetime ECLs, depending on whether there has been a significant increase in credit risk since initial recognition. If a significant increase in credit risk of other receivables has occurred since initial recognition, impairment losses are measured as lifetime ECLs.

Impairment losses on trade receivables and other receivables are presented as “Impairment losses, net” within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.

Cash and cash equivalents

2.12. Cash and cash equivalents

For the purpose of presentation in the consolidated statements of cash flows, cash and cash equivalents includes cash on hand, cash at bank and deposits held at licensed payment platforms with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Share capital	2.13. Share capital Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new shares are shown in equity as a deduction, net of tax, from the proceeds.
Trade and other payables

2.14. Trade and other payables

Trade and other payables represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. These amounts are presented as current liabilities, unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

Borrowings

2.15. Borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method. Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent that there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.

Borrowings are derecognized when the obligation specified in the contract is extinguished, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss as other income or finance costs.

Borrowings are classified as current liabilities unless, at the end of the reporting period, the Group has a right to defer settlement of the liability for at least 12 months after the reporting period.

Borrowing costs

2.16. Borrowing costs

General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale.

Investment income earned on the temporary investment of specific borrowings, pending their expenditure on qualifying assets, is deducted from the borrowing costs eligible for capitalization.

Other borrowing costs are expensed in the period in which they are incurred.

Convertible bonds

2.17. Convertible bonds

The Group’s convertible bonds are classified as financial liabilities and initially recognized at fair value. The Group elects to subsequently measure the convertible bonds at fair value. Conversion features of the convertible bonds that meet the definition of a derivative are separated from the host debt instrument and accounted for as a derivative where any subsequent changes in fair value are recognized in profit or loss.

Current and deferred income tax

2.18. Current and deferred income tax

Income tax expense or credit for the period is the tax payable on the current period’s taxable income, based on the applicable income tax rate for each jurisdiction, adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses. Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, tax is also recognized in other comprehensive income or directly in equity, respectively.

(a) Current income tax

Current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Group operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

(b) Deferred income tax

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or deferred income tax liability is settled.

Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which those temporary differences and losses can be utilized.

(c) Offsetting

Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current income tax assets and liabilities and where deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

(d) Uncertain tax positions

In determining the amount of current and deferred income tax, the Group takes into account the impact of uncertain tax positions and whether additional taxes, interest or penalties may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Group to change its judgment regarding the adequacy of existing tax liabilities. Such changes to tax liabilities will impact tax expense in the period when such determination is made.

Employee benefits

2.19. Employee benefits

(a) Short-term obligations

Liabilities for wages and salaries, including non-monetary benefits, annual leave and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related services are recognized in respect of employees’ services up to the end of the reporting period, and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in the consolidated statements of financial position.

(b) Post-employment obligations

The Group participated in a defined contribution plan in which the Group pays fixed contributions to publicly administered pension insurance plans on a mandatory basis. The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefits expense when they are due.

(c) Housing funds, medical insurance and other social insurances

The Group’s employees in the PRC are entitled to participate in various government-supervised housing funds, medical insurance and other social insurance plans. The Group contributes on a monthly basis to these plans based on certain percentages of the salaries of the employees, subject to certain ceilings. The Group’s liability in respect of these plans is limited to the contributions payable at the end of the reporting period. Contributions to the housing funds, medical insurance and other social insurance plans are expensed when they are due.

(d) Bonus plans

The expected cost of bonuses is recognized as a liability when the Group has a present legal or constructive obligation for payments of bonuses as a result of the services rendered by the employees and a reliable estimate of the obligation can be made. Liabilities for bonus plans are expected to be settled within 12 months and are measured at the amounts expected to be paid when they are settled.

Revenue recognition

2.20. Revenue recognition

Revenue is measured at the fair value of the consideration received or receivable for the sales of goods or services in the ordinary course of the Group’s activities.

When another party is involved in providing goods or services to a customer, the Group determines whether the nature of its promise is a performance obligation to provide the specified goods or services itself (i.e., the Group is a principal) or to arrange for those goods or services to be provided by the other party (i.e., the Group is an agent).

The Group is a principal if it controls the specified goods or services before those goods or services are transferred to a customer.

The Group is an agent if its performance obligation is to arrange for the provision of the specified goods or services by another party. In this case, the Group does not control the specified goods or services provided by another party before those goods or services are transferred to the customer. When the Group acts as an agent, it recognizes revenue in the amount of any fee or commission to which it expects to be entitled in exchange for arranging for the specified goods or services to be provided by the other party.

Revenue is recognized when or as control of the goods or services is transferred to a customer. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time.

Control of the goods and services is transferred over time if:

●	the customer simultaneously receives and consumes the benefits provided by the Group’s performance as the Group performs;
●	the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or
●	the Group’s performance does not create an asset with an alternative use to the Group, and the Group has an enforceable right to payment for performance completed to date.

If control of the goods or services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

2.20.1. Accounting policy for the Group’s principal revenue sources

Charging services include the provision of mobility connectivity solutions to EV charging stations and the provision of charging services at charging stations that NaaS operates under its full station operation model. The Group offers mobility services delivered in conjunction with Kuaidian, its partnered platform that is operated by a third-party service provider, and SaaS products that optimize the marketing, operations and energy efficiency of charging stations connected to NaaS’ network. The Group generates charging services income under its full station operation model and charging services commission income from charging stations when charging transactions are completed via the Group’s charging network. Revenue from charging services is recognized upon the completion of each charging service transaction, and the payment terms and conditions are satisfied at the same time. The Group evaluates if it is a principal or an agent in a transaction to determine whether charging service income and commission income should be recognized on a gross or net basis. When the Group is the agent of the arrangement (such as arrangements where the Group does not have latitude in establishing prices and does not have inventory risk), the related income is recorded on a net basis. When the Group is the principal of the arrangement (such as arrangements where the Group obtains control over the charging services prior to transfer to customers), the related income is recorded on a gross basis.

Energy solutions include the provision of integrated solutions that cover the planning, deployment and operational optimization of EV charging for energy asset owners. The Group recognizes revenue from energy solutions projects at a point in time or over time depending on the terms and arrangement of the relevant contracts with the customers. For energy solutions projects where the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced, the related revenue is recognized over time, using an input method to measure progress towards complete satisfaction of the provision of services. The input method measures progress towards complete satisfaction of the performance obligation based on the proportion of the actual costs incurred relative to the estimated total costs for satisfaction of the provision of integrated energy solutions. For energy solutions where the performance obligation is not satisfied over time, the related revenue is recognized when the goods or services are transferred to the customer. When the transaction price in a contract includes a variable consideration, the Group estimates the amount of variable consideration to which it expects to be entitled in exchange for transferring the goods or services to the customer using the expected value method. Variable consideration is estimated at contract inception and reassessed at the end of each reporting period. Variable consideration is also constrained until it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

New initiatives include the provision of electricity procurement services and other services that aim to enhance the efficiency and profitability of energy assets including charging stations. Revenues for such services are recognized when the Group satisfies the performance obligations under the service contracts.

2.20.2. Contract balances

When either party to a contract has performed, the Group presents the contract in the consolidated statements of financial position as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment.

A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer. A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.

If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents a contract liability when the payment is made or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

2.20.3. Incentives

The Group offers discounts and promotions to end-users to encourage the use of the Group’s mobility connectivity services. The Group records such incentives to end-users as a reduction of revenue, to the extent of the revenue generated from the same transaction, unless the payment is in exchange for a distinct good or service and the payment does not exceed the fair value of that good or service. In certain transactions, the incentives offered to the end-users exceed the revenue generated from the same transaction. The excess payment is presented as selling and marketing expense instead of negative revenue, as the payment does not relate to any other contracts (including past contracts or anticipated future contracts) with the customers.

If consideration payable to a customer is a payment for a distinct good or service from the customer, the Group accounts for the purchase of the good or service in the same way that it accounts for other purchases from suppliers. If the Group cannot reasonably estimate the fair value of the good or service received from the customer, the Group will account for all of the consideration payable to the customer as a reduction of the transaction price.

Government grant

2.21. Government grant

Government grants are recognized at their fair value where there is reasonable assurance that they will be received and the Group will comply with all attached conditions.

Government grants relating to costs are deferred and recognized in profit or loss over the period necessary to match them with the costs that they are intended to compensate.

Government grants relating to the purchase of property, plant and equipment are included in non-current liabilities as deferred income and credited to profit or loss on a straight-line basis over the expected useful lives of the related assets.

Cost of revenues	2.22. Cost of revenues Cost of revenues mainly consists of electricity cost, direct labor cost, depreciation of right-of-use assets, payment processing cost, cloud server cost and others.
Selling and marketing expenses

2.23. Selling and marketing expenses

Selling and marketing expenses mainly consist of certain discounts and promotions to end-users, salaries and benefits of sales and marketing personnel, and promotion and advertising expense for branding and acquiring end-users for charging services. Promotion and advertising expenditure is expensed when the related service is received.

Administrative expenses

2.24. Administrative expenses

Administrative expenses mainly consist of salaries and benefits of management and administrative personnel, rental and related expenses, professional fees and other general corporate expenses.

Research and development expenses

2.25. Research and development expenses

Research and development expenses mainly consist of salaries, benefits and related expenses of research and development team, which are expensed as incurred. All costs related to the improvement and maintenance of the charging network are recorded as cost of revenues.

Loss per share

2.26. Loss per share

(a) Basic loss per share

Basic loss per share is calculated by dividing:

●	net loss attributable to equity holders of the Company, excluding any costs of servicing equity other than ordinary shares, by
●	the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the year and excluding treasury shares.

(b) Diluted loss per share

Diluted loss per share adjusts the figures used in the determination of basic loss per share to take into account:

●	the after-income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and
●	the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

Leases

2.27. Leases

The Group, as a lessee, leases office buildings and charging stations. Lease contracts are typically made for fixed periods of three months to five years. Lease is recognized as a right-of-use asset and a corresponding lease liability at the date at which the leased asset is available for use by the Group.

Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets cannot be used as security for borrowing purposes.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

●	fixed payments (including in-substance fixed payments), less any lease incentives receivable,
●	variable lease payments that are based on a rate, initially measured using the rate as at the commencement date,
●	amounts expected to be payable by the Group under residual value guarantees,
●	the exercise price of a purchase option if the Group is reasonably certain to exercise that option,
●	lease payments to be made under an extension option if the Group is reasonably certain to exercise the option, and
●	payments of penalties for terminating the lease, if the lease term reflects the Group exercising that option.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Group, the Group’s incremental borrowing rate is used, being the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets are measured at cost, comprising the following:

●	the amount of the initial measurement of lease liabilities,
●	any lease payments made at or before the commencement date less any lease incentives received,
●	any initial direct costs, and
●	restoration costs.

Right-of-use assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.

The Group applies the short-term lease recognition exemption to its short-term leases of equipment, office buildings and charging stations. Short-term leases are leases with a lease term of 12 months or less without a purchase option). It also applies the recognition exemption for leases of low-value assets to leases of office equipment and laptop computers that are considered to be of low value.

Impairment of non-current assets

2.28. Impairment of non-current assets

Internal and external information is reviewed at the end of each reporting period, or whenever events or changes in circumstances indicate that the carrying amount might not be recoverable, to identify indications that the following assets might be impaired or, except in the case of goodwill, an impairment loss previously recognized no longer exists or might have decreased:

●	Right-of-use assets,
●	Investments accounted for using equity method,
●	Property, plant and equipment,
●	Intangible assets, and
●	Goodwill.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. Impairment tests are performed annually for CGUs containing goodwill, intangible assets that are not yet available for use and intangible assets with indefinite useful life whether or not there is any indication of impairment.

(a) Calculation of recoverable amount

The recoverable amount of an asset is the higher of its fair value less costs of disposal and value-in-use. Fair value less costs of disposal is the amount obtainable from the sale of an asset in an arm’s length transaction between knowledgeable, willing parties, less the costs of disposal. In assessing value-in-use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Where an asset does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the smallest group of assets that generates cash inflows independently (i.e. a CGU).

(b) Recognition of impairment losses

An impairment loss is recognized in the consolidated statements of profit or loss and other comprehensive loss whenever the carrying amount of an asset, or the CGU to which it belongs, exceeds its recoverable amount. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amount of the other assets in the CGU on a pro rata basis, except that the carrying amount of an asset will not be reduced below its individual fair value less costs of disposal, or value-in-use, if determinable.

(c) Reversals of impairment losses

In respect of assets other than goodwill, an impairment loss is reversed if there has been a favorable change in the estimates used to determine the recoverable amount. An impairment loss in respect of goodwill is not allowed to be reversed. A reversal of an impairment loss is limited to the asset’s carrying amount that would have been determined had no impairment loss been recognized in prior years. Reversals of impairment losses are credited to the consolidated statements of profit or loss and other comprehensive loss in the period in which the reversals are recognized. For interim periods, the Group applies the same impairment testing, recognition, and reversal criteria as it would at the end of the financial year. Impairment losses recognized in an interim period in respect of goodwill are not reversed in a subsequent period. This is the case even if no loss, or a smaller loss, would have been recognized had the impairment been assessed only at the end of the financial year to which the interim period relates.

Finance costs	2.29. Finance costs Finance costs mainly consist of interest and other costs related to operating leases and borrowings.
Share-based payments

2.30. Share-based payments

Employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services in exchange for equity instruments (equity-settled transactions).

The cost of equity-settled transactions is determined by the grant date fair value of the equity instruments using an appropriate valuation model. That cost is recognized as an employee benefits expense, with a corresponding increase in equity, over the period during which the employees provide the relevant services and, where applicable, the performance conditions are satisfied (the vesting period). The cumulative expense was recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in profit or loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any conditions other than service and performance conditions are considered to be non-vesting conditions. Non-vesting conditions are reflected in the grant date fair value of an equity instrument.

No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met. Where awards include a market or non-vesting condition, the transactions are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

When the terms of an equity-settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original vesting terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss.

Non-current assets (or disposal groups) held for sale and discontinued operations

2.31. Non-current assets (or disposal groups) held for sale and discontinued operations

Non-current assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, assets arising from employee benefits, financial assets and investment property that are carried at fair value and groups of contracts within the scope of IFRS 17 Insurance Contracts, which are specifically exempt from this requirement.

An impairment loss is recognized for any initial or subsequent write-down of the asset (or disposal group) to fair value less costs to sell. A gain is recognized for any subsequent increases in fair value less costs to sell of an asset (or disposal group), but not in excess of any cumulative impairment loss previously recognized. A gain or loss not previously recognized by the date of the sale of the non-current asset (or disposal group) is recognized at the date of derecognition.

Non-current assets (including those that are part of a disposal group) are not depreciated or amortized while they are classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognized.

Non-current assets classified as held for sale and the assets of a disposal group classified as held for sale are presented separately from the other assets in the consolidated statements of financial position. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the consolidated statements of financial position.

A discontinued operation is a component of the entity that has been disposed of or is classified as held for sale and that represents a separate line of business, is part of a single coordinated plan to dispose of such a line of business. The results of discontinued operations are presented separately in the consolidated statements of profit or loss and other comprehensive loss.

Convenience translation

2.32. Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB7.2993 per US$1.00 on December 31, 2024 as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.